10 ACQUISITION OF ZIPLOOP ASSETS: Schedule of Fair Value of Consideration (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Details
Exclusivity payment	$ 25,000
Purchase price based on issuance of Shares	500,000
Consideration Payable	$ 525,000